Other Receivables and Other Current Assets	12 Months Ended
Oct. 31, 2025
Other Receivables and Other Current Assets [Abstract]
Other receivables and other current assets
5.	Other receivables and other current assets

Other receivables and other current assets consisted of the following:

	October 31, 2025	October 31, 2024
Deposit	$18,879	$26,935
Other receivables	632,373	13,087
VAT deductibles	45,863	140,944
Export tax rebate receivable	39,818	75,639
Cash advanced to employees	334,550	51,343
Advances to suppliers	3,931,712	7,144,369
Others	472	—
Total prepayments and other current assets	$5,003,667	$7,452,317